As filed with the Securities and Exchange Commission on July 29, 2009

File Nos. 033-12113

811-05028

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒

Post-Effective Amendment No. 161	☒

and

Registration Statement Under the Investment Company Act of 1940	☒

Amendment No. 206	☒

PIMCO Funds

(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(866) 746-2606

Robert W. Helm, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On (July 31, 2009) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 161 to the Registration Statement of PIMCO Funds (the “Trust” or the “Registrant”) on
Form N-1A (File No. 33-12113) (the “Amendment”) is being filed solely for the purposes of filing an exhibit, specifically the Consent of Independent Registered Public Accounting Firm, which supplements Post-Effective Amendment No. 160, filed on July 29, 2009. This Amendment does not affect the currently effective prospectuses and statement of additional information for series and classes of the Trust’s shares not included herein.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a	)	(1)	Declaration of Trust of Registrant /4/

		(2)	Amended and Restated Declaration of Trust Dated March 31, 2000 /16/

		(3)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest dated February 26, 2008 /17/

		(4)	Establishment and Designation of Two Additional Series of Shares of Beneficial Interest relating to the PIMCO Fixed Income Unconstrained Fund and PIMCO Global Advantage Fund dated April 9, 2008 /22/

		(5)	Amended Designation of Two Existing Series of Shares and Establishment and Designation of Two Additional Classes relating to the PIMCO Unconstrained Bond Fund and PIMCO Global Advantage Strategy Bond Fund dated May 20, 2008 /22/

		(6)	Establishment and Designation of Two Additional Classes of Shares of Beneficial Interest relating to the PIMCO Fundamental Advantage Tax Efficient Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO RealRetirement 2010 Fund, PIMCO RealRetirement 2020 Fund, PIMCO RealRetirement 2030 Fund, PIMCO RealRetirement 2040 Fund and PIMCO RealRetirement 2050 Fund dated May 20, 2008 /23/

		(7)	Establishment and Designation of Series of Shares of Beneficial Interest relating to the PIMCO Global Multi-Asset Fund dated May 20, 2008 /24/

		(8)	Establishment and Designation of Series of Shares of Beneficial Interest relating to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund and PIMCO Long Duration Corporate Bond Portfolio dated August 12, 2008 /25/

		(9)	Amended Designation of One Existing Series of Shares of Beneficial Interest relating to the PIMCO Short-Term Floating NAV Portfolio dated October 9, 2008 /26/

		(10)	Establishment and Designation of Two Additional Series and One Additional Class of Shares of Beneficial Interest relating to the PIMCO Government Money Market Fund and the PIMCO Treasury Money Market Fund dated September 30, 2008 /29/

		(11)	Establishment and Designation of Series of Shares of Beneficial Interest relating to the PIMCO Long-Term Credit Fund dated December 30, 2008 /30/

		(12)	Establishment and Designation of Series of Shares of Beneficial Interest relating to the PIMCO Unconstrained Tax Managed Bond Fund dated November 4, 2008 /31/

		(13)	Establishment and Designation of Series of Beneficial Interest relating to the PIMCO Short-Term Floating NAV Portfolio II dated February 23, 2009 /32/

		(14)	Establishment and Designation of Series of Beneficial Interest relating to the PIMCO Emerging Markets Infrastructure Bond Fund dated February 23, 2009 /35/

		(15)	Establishment and Designation of Series of Beneficial Interest relating to the PIMCO Muni GO Fund dated April 8, 2009 /35/

		(16)	Amended Establishment and Designation of Series of Beneficial Interest relating to the PIMCO Emerging Markets and Infrastructure Bond Fund and the PIMCO MuniGO Fund dated May 18, 2009 /35/

		(17)	Establishment and Designation of Series of Beneficial Interest relating to the PIMCO Real Income 2020 Fund and the PIMCO Real Income 2030 Fund dated May 18, 2009 /38/

		(18)	Amended Establishment and Designation of Series of Beneficial Interest relating to the PIMCO Real Income 2019 Fund and the PIMCO Real Income 2029 Fund dated May 18, 2009 /38/

(b	)		Amended and Restated By-Laws of Registrant /36/

(c	)		Not applicable

(d	)	(1)	Amended and Restated Investment Advisory Contract dated February 23, 2009 /33/

	(2)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Emerging Markets and Infrastructure Bond Fund and the PIMCO MuniGO Fund dated May 19, 2009 /35/

	(3)	Form of Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Real Income 2019 Fund and the PIMCO Real Income 2029 Fund dated May 19, 2009 /38/

	(4)	Asset Allocation Sub-Advisory Agreement relating to the PIMCO All Asset Fund dated July 18, 2002 /34/

	(5)	Asset Allocation Sub-Advisory Agreement relating to the PIMCO All Asset All Authority Fund dated September 30, 2003 /34/

	(6)	Form of Sub-Advisory Agreement relating to the PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund /14/

	(7)	Supplement to Sub-Advisory Agreement relating to the PIMCO Fundamental Advantage Tax Efficient Strategy Fund and PIMCO Fundamental Advantage Total Return Strategy Fund dated February 28, 2008 /34/

	(8)	Sub-Advisory Agreement relating to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund dated November 10, 2008 /36/

	(9)	Amendment to Asset Allocation Sub-Advisory Agreement relating to the PIMCO All Asset Fund dated October 1, 2006 /34/

	(10)	Amendment to Asset Allocation Sub-Advisory Agreement relating to the PIMCO All Asset All Authority Fund dated October 1, 2006 /34/

(e)	(1)	Amended and Restated Distribution Contract dated February 26, 2008 /31/

	(2)	Supplement to Amended and Restated Distribution Contract relating to the PIMCO Unconstrained Bond Fund and PIMCO Global Advantage Strategy Bond Fund dated May 20, 2008 /22/

	(3)	Supplement to Amended and Restated Distribution Contract relating to the PIMCO EM Fundamental IndexPlus TR Strategy Fund, PIMCO Global Multi-Asset Fund and PIMCO Long Duration Corporate Bond Portfolio dated August 12, 2008 /31/

	(4)	Supplement to Amendment to Amended and Restated Distribution Contract relating to the PIMCO Government Money Market Fund, PIMCO Treasury Money Market Fund and PIMCO Unconstrained Tax Managed Bond Fund dated November 4, 2008 /31/

	(5)	Supplement to Amended and Restated Distribution Contract relating to the PIMCO Long-Term Credit Fund and PIMCO Short-Term Floating NAV Portfolio II dated February 23, 2009 /34/

	(6)	Supplement to Amended and Restated Distribution Contract relating to the PIMCO Emerging Markets and Infrastructure Bond Fund and the PIMCO MuniGO Fund dated May 19, 2009 /35/

	(7)	Form of Amended and Restated Distribution Contract relating to the PIMCO Real Income 2019 Fund and the PIMCO Real Income 2029 Fund /38/

	(8)	Japan Dealer Sales Contract dated May 5, 2000 /36/

(f)	Not applicable

(g)	(1)	Custody and Investment Accounting Agreement dated January 1, 2000 /36/

	(2)	Amendment to Custody and Investment Accounting Agreement dated June 8, 2001 /36/

(h)	(1)	Supervision and Administration Agreement dated August 11, 2008 /24/

	(2)	Supplement to the Supervision and Administration Agreement relating to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund, PIMCO Global Multi-Asset Fund and the PIMCO Long Duration Corporate Bond Portfolio dated August 12, 2008 /24/

	(3)	Supplement to the Supervision and Administration Agreement relating to the PIMCO Government Money Market Fund, PIMCO Treasury Money Market Fund and PIMCO Unconstrained Tax Managed Bond Fund dated November 4, 2008 /29/
	(4)	Supplement to the Supervision and Administration Agreement relating to the PIMCO Long-Term Credit Fund and PIMCO Short-Term Floating NAV Portfolio II dated February 24, 2009 /33/
	(5)	Supplement to the Supervision and Administration Agreement relating to the PIMCO Emerging Markets and Infrastructure Bond Fund, PIMCO MuniGO Fund and PIMCO Convertible Fund dated May 19, 2009 /35/

	(6)	Form of Supplement to the Supervision and Administration Agreement relating to the PIMCO Real Income 2019 Fund and the PIMCO Real Income 2029 Fund /38/

	(7)	Fee Waiver Agreement relating to the PIMCO Global Advantage Strategy Bond Fund dated February 5, 2009 /36/

	(8)	Amended and Restated Fee Waiver Agreement relating to PIMCO High Yield Municipal Bond Fund dated February 23, 2009 /36/

	(9)	Amended and Restated Fee Waiver Agreement relating to PIMCO RealRetirement 2010 Fund, PIMCO RealRetirement 2020 Fund, PIMCO RealRetirement 2030 Fund, PIMCO RealRetirement 2040 Fund and PIMCO RealRetirement 2050 Fund dated February 23, 2009 /36/

	(10)	Amended and Restated Fee Waiver Agreement relating to PIMCO Income Fund dated February 23, 2009 /36/

	(11)	Second Amended and Restated Fee Waiver Agreement relating to PIMCO High Yield Municipal Bond Fund for Class A, Class C and Class D Shares dated February 23, 2009 /36/

	(12)	Amended and Restated Fee Waiver Agreement relating to PIMCO Global Multi-Asset Fund dated February 23, 2009 /36/

	(13)	Fee and Expense Limitation Agreement relating to PIMCO Government Money Market Fund, PIMCO Money Market Fund and PIMCO Treasury Money Market Fund dated March 5, 2009 /36/
	(14)	PIMCO Cayman Commodity Fund I Ltd. Appointment of Agent for Service of Process /20/
	(15)	PIMCO Cayman Commodity Fund II Ltd. Appointment of Agent for Service of Process /29/
	(16)	Transfer Agency and Service Agreement /31/
(i)	Opinion and Consent of Counsel /36/
(j)	Consent of Independent Registered Public Accounting Firm /37/
(k)	Not applicable
(l)	Not applicable

(m)	(1)	Distribution and Servicing Plan for Class A Shares /36/

	(2)	Distribution and Servicing Plan for Class B Shares /36/

	(3)	Distribution and Servicing Plan for Class C Shares /36/

	(4)	Amended and Restated Distribution Plan for Administrative Class Shares /36/

	(5)	Amended and Restated Administrative Services Plan for Administrative Class Shares /36/

	(6)	Form of Shareholder Servicing Agreement /5/

	(7)	Distribution and Servicing Plan for Class J Shares /36/

	(8)	Distribution and Servicing Plan for Class K Shares /36/

	(9)	Form of Distribution and Servicing Plan for Class C Shares of the Short Duration Municipal Income Fund /8/

	(10)	Administrative Services Plan for Advisor Class Shares /36/

	(11)	Distribution Plan for Advisor Class Shares /36/

	(12)	Distribution and Services Plan for Class R Shares /36/

	(13)	Form of Administrative Services Plan for Class P Shares /20/

	(14)	Form of Shareholder Servicing Agreement for Class P Shares /20/

	(15)	Form of Shareholder Servicing Agreement for Class M Shares /33/

(n)		Eighth Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3 /29/

(p)	(1)	Code of Ethics for the Registrant /35/

	(2)	Code of Ethics for PIMCO /35/

	(3)	Code of Ethics for Allianz Global Investors Distributors LLC /35/

	(4)	Form of Code of Ethics for Research Affiliates, LLC /15/

*	Power of Attorney /3/
**	Form of Power of Attorney /7/
***	Power of Attorney /34/
****	Power of Attorney /36/

/1/	Filed with Post-Effective Amendment No. 33 to the Registration Statement of PIMCO Advisors Funds (File No. 2-87203) on November 30, 1995, and incorporated by reference herein.

/2/	Filed with Registration Statement on Form N-14 (File No. 333-12871) on September 27, 1996, and incorporated by reference herein.

/3/	Filed with Post-Effective Amendment No. 36 on July 11, 1997, and incorporated by reference herein.

/4/	Filed with Post-Effective Amendment No. 37 on November 17, 1997, and incorporated by reference herein.

/5/	Filed with Post-Effective Amendment No. 40 on March 13, 1998, and incorporated by reference herein.

/6/	Filed with Post-Effective Amendment No. 45 on May 26, 1999, and incorporated by reference herein.

/7/	Filed with Post-Effective Amendment No. 54 on May 18, 2000, and incorporated by reference herein.

/8/	Filed with Post-Effective Amendment No. 65 on April 1, 2002, and incorporated by reference herein.

/9/	Filed with Post-Effective Amendment No. 68 on June 28, 2002, and incorporated by reference herein.

/10/	Filed with Post-Effective Amendment No. 74 on December 30, 2002, and incorporated by reference herein.

/11/	Filed with Post-Effective Amendment No. 86 on October 21, 2003, and incorporated by reference herein.

/12/	Filed with Post-Effective Amendment No. 99 on May 27, 2005, and incorporated by reference herein.

/13/	Filed with Post-Effective Amendment No. 106 on March 29, 2006, and incorporated by reference herein.

/14/	Filed with Post-Effective Amendment No. 117 on October 27, 2006, and incorporated by reference herein.

/15/	Filed with Post-Effective Amendment No. 119 on December 19, 2006, and incorporated by reference herein.

/16/	Filed with Post-Effective Amendment No. 128 on December 14, 2007, and incorporated by reference herein.

/17/	Filed with Post-Effective Amendment No. 129 on February 27, 2008, and incorporated by reference herein.

/18/	Filed with Post-Effective Amendment No. 130 on February 29, 2008, and incorporated by reference herein.

/19/	Filed with Post-Effective Amendment No. 131 on April 10, 2008, and incorporated by reference herein.

/20/	Filed with Post-Effective Amendment No. 133 on April 29, 2008, and incorporated by reference herein.

/21/	Filed with Post-Effective Amendment No. 134 on May 30, 2008, and incorporated by reference herein.

/22/	Filed with Post-Effective Amendment No. 136 on June 24, 2008, and incorporated by reference herein.

/23/	Filed with Post-Effective Amendment No. 138 on July 28, 2008, and incorporated by reference herein.

/24/	Filed with Post-Effective Amendment No. 140 on August 27, 2008, and incorporated by reference herein.

/25/	Filed with Amendment No. 178 on October 1, 2008, and incorporated by reference herein.

/26/	Filed with Amendment No. 180 on October 10, 2008, and incorporated by reference herein.

/27/	Filed with Post-Effective Amendment No. 144 on October 31, 2008, and incorporated by reference herein.

/28/	Filed with Post-Effective Amendment No. 146 on December 17, 2008, and incorporated by reference herein.

/29/	Filed with Post-Effective Amendment No. 147 on December 22, 2008, and incorporated by reference herein.

/30/	Filed with Post-Effective Amendment No. 148 on January 2, 2009, and incorporated by reference herein.

/31/	Filed with Post-Effective Amendment No. 150 on January 26, 2009, and incorporated by reference herein.

/32/	Filed with Amendment No. 191 on February 27, 2009, and incorporated by reference herein.

/33/	Filed with Post-Effective Amendment No. 151 on March 18, 2009, and incorporated by reference herein.

/34/	Filed with Post-Effective Amendment No. 153 on April 13, 2009, and incorporated by reference herein.

/35/	Filed with Post-Effective Amendment No. 157 on June 8, 2009, and incorporated by reference herein.

/36/	Filed with Post-Effective Amendment No. 160 on July 29, 2009, and incorporated by reference herein.

/37/	Filed herewith.

/38/	To be filed by amendment.

Item 24. Persons Controlled by or Under Common Control With Registrant

The Trust through the CommondityRealReturn Strategy Fund, a separate series of the Trust, wholly owns and controls the PIMCO Cayman Commodity Fund I Ltd. (“CRRS Subsidiary”), a company organized under the laws of the Cayman Islands. The CRRS Subsidiary’s financial statements will be included, on a consolidated basis, in the CommodityRealReturn Strategy Fund’s annual and semi-annual reports to shareholders.

The Trust through the Global Multi-Asset Fund, a separate series of the Trust, wholly owns and controls the PIMCO Cayman Commodity Fund II Ltd. (“GMA Subsidiary”), a company organized under the laws of the Cayman Islands. The GMA Subsidiary’s financial statements will be included, on a consolidated basis, in the Global Multi-Asset Fund’s annual and semi-annual reports to shareholders.

Item 25. Indemnification

Reference is made to Article IV of the Registrant’s Declaration of Trust, which was filed with the Registrant’s initial Registration Statement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.	Business and Other Connections of Investment Adviser

The directors and officers of PIMCO and their business and other connections are as follows:

Name	Business and Other Connections

Adatia, Tina	Vice President, PIMCO.

Afrasiabi, Mark S.	Vice President, PIMCO.

Agredano, Carlos	Vice President, PIMCO

Akerberg, Oskar	Vice President, PIMCO.

Allamanis, Georgios	Vice President, PIMCO.

Althof, Michael	Vice President, PIMCO.

Amey, Mike	Executive Vice President, PIMCO and PIMCO Europe Limited.

Ananthanarayanan, Mangala V.	Vice President, PIMCO.

Anctil, Stacie D.	Vice President, PIMCO; Assistant Treasurer, the Trust, PCM Fund, Inc., PIMCO Variable Insurance Trust, and PIMCO Strategic Global Government Fund, Inc.

Anderson, Joshua M.	Executive Vice President, PIMCO.

Andrews, David S.	Executive Vice President, PIMCO.

Anochie, Kwame A.	Vice President, PIMCO.

Arnold, Tammie J.	Managing Director, PIMCO.

Arora, Amit	Senior Vice President, PIMCO. Formerly Executive Director, J.P. Morgan.

Asay, Susan	Vice President, PIMCO.

Avancini, Joerg	Vice President, PIMCO.

Baker, Brian P.	Managing Director, PIMCO.

Balls, Andrew Thomas	Executive Vice President, PIMCO. Formerly Chief U.S. Economics Correspondent, The Financial Times, Washington.

Bansal, Sharad	Vice President, PIMCO.

Barnes, Donna E.	Vice President, PIMCO.

Beard, Christopher	Vice President, PIMCO.

Beaumont, Stephen B.	Executive Vice President, PIMCO.

Beck, Lee Davison	Senior Vice President, PIMCO. Formerly Senior Vice President, Allianz Global Investors Distributors.

Benson, Sandra M.	Vice President, PIMCO.

Benz II, William R.	Managing Director, PIMCO.

Ben-Zvi, Kfir	Vice President, PIMCO. Formerly Associate Director, UBS Investment Bank.

Berman, Scott	Senior Vice President. Formerly Vice President, JPMorgan Chase Proprietary Positioning Business.

Name	Business and Other Connections

Berndt, Andreas	Senior Vice President, PIMCO.

Bertolo, Matteo	Vice President, PIMCO.

Bhansali, Vineer	Managing Director, PIMCO.

Bierman, Dave H.	Vice President, PIMCO.

Bishop, Gregory A.	Executive Vice President, PIMCO.

Blair, David James	Senior Vice President, PIMCO. Formerly Vice President, Nuveen Investments.

Blau, Volker	Executive Vice President, PIMCO.

Blomenkamp, Felix	Senior Vice President, PIMCO.

Blute, Ryan Patrick	Vice President, PIMCO.

Bodereau, Philippe	Senior Vice President, PIMCO.

Boehm, Timo	Vice President, PIMCO.

Bolton, Laurence Edwin	Vice President, PIMCO. Formerly Senior Associate, Dechert LLP.

Bosomworth, Andrew	Executive Vice President, PIMCO.

Boyd, C Robert	Vice President, PIMCO.

Brandl, Michael	Vice President, PIMCO.

Braun, David L.	Senior Vice President, PIMCO. Formerly Executive Vice President and Chief Risk Officer, The Hartford - Hartford Investment Management Co.

Brenner, Matthew H.	Vice President, PIMCO.

Bridwell, Jennifer S	Executive Vice President, PIMCO. Formerly Senior Account Executive, Fannie Mae.

Brittain, WH Bruce	Executive Vice President, PIMCO.

Broadwater, Kevin M.	Senior Vice President, PIMCO. Formerly Counsel, Seward & Kissel.

Brons, Jelle	Vice President, PIMCO.

Brown, Erik C.	Senior Vice President, PIMCO. Assistant Treasurer, the Trust, PCM Fund, Inc., PIMCO Variable Insurance Trust and PIMCO Strategic Global Government Fund, Inc.

Brune, Christopher P.	Vice President, PIMCO.

Bui, Giang H.	Senior Vice President, PIMCO.

Burdian, Michael R.	Vice President, PIMCO.

Burns, Michael A.	Senior Vice President, PIMCO and PIMCO Europe Limited.

Burns, Robert	Vice President, PIMCO. Formerly Senior Director, Freddie Mac.

Name	Business and Other Connections

Byer, Jeffrey A.	Vice President, PIMCO. Formerly Vice President, JPMorgan Chase & Co.

Callin, Sabrina C.	Executive Vice President, PIMCO. Vice President, StocksPLUS Management, Inc.

Caltagirone, Christopher	Vice President, PIMCO.

Cantrill, Elizabeth D.	Vice President, PIMCO.

Carnachan, Robert Scott	Senior Vice President, PIMCO and PIMCO Asia PTE Limited.

Cavalieri, John R.	Senior Vice President, PIMCO.

Chen, Wing-Harn	Vice President, PIMCO. Formerly Director/Senior Analyst, ABN AMRO Inc.

Cheng, Audrey	Vice President, PIMCO. Formerly Associate, Morrison & Foerster, LLP.

Chin, Tracy	Vice President, PIMCO and PIMCO Asia PTE Limited.

Chipp, William	Vice President, PIMCO.

Chopra, Amit	Vice President, PIMCO.

Clarida, Richard H	Executive Vice President, PIMCO. Formerly Chief Economic Strategist, Clinton Group Investment Advisors.

Clark, Raymond Matthew	Vice President, PIMCO.

Clarke, James Robert	Vice President, PIMCO.

Colasuonno, Richard T.	Vice President, PIMCO.

Colter Jr. Eugene M.	Senior Vice President, PIMCO. Formerly Editorial Director, Peppercorn.

Conseil, Cyrille R.	Executive Vice President, PIMCO.

Cooke, Anthony H.	Vice President, PIMCO.

Cornelius, Darryl P.	Vice President, PIMCO.

Cortes Gonzalez, Ana	Vice President, PIMCO. Formerly Portfolio Manager, Commerzbank AG.

Crescenzi, Anthony	Senior Vice President, PIMCO. Formerly Chief Bond Market Strategist, Partner and Chairman Miller Tabak Asset Management.

Cressy, Jonathan B.	Senior Vice President, PIMCO.

Cumby III, Williams S.	Vice President, PIMCO. Formerly Trader, CMBS Capital Markets Desk.

Cummings, John B.	Executive Vice President, PIMCO.

Cupps, Wendy W.	Managing Director, PIMCO.

Dada, Suhail H.	Executive Vice President, PIMCO.

Dahlhoff, Juergen	Vice President, PIMCO.

Domodaran, Kumaran	Senior Vice President, PIMCO. Formerly Senior Vice President, Lehman Brothers.

Danielsen, Birgitte	Vice President, PIMCO.

Darling, James	Senior Vice President, PIMCO. Formerly, Vice President, Desjardins Securities Inc.

Das, Aniruddha	Vice President, PIMCO.

David, Evan A.	Vice President, PIMCO.

Davies, Mark	Executive Vice President, PIMCO. Formerly, Head of Fixed Income and Member of Executive Committee, SAC Capital Advisors LLC.

Dawson, Craig A.	Managing Director, PIMCO.

De Bellis, Mary	Vice President, PIMCO.

De Leon, William	Executive Vice President, PIMCO. Formerly Portfolio Manager, Ellington Management Group.

De Lorenzo, Nicola A.	Vice President, PIMCO.

Devlin, Edward	Executive Vice President, PIMCO.

Name	Business and Other Connections

Dialynas, Chris P.	Managing Director, PIMCO.

Dilek, Burcin	Vice President, PIMCO.

Dittrich, Honno	Vice President, PIMCO. Formerly Vice President, DWS Holdings & Service GmbH

Dombrovsky, Anton	Vice President, PIMCO.

Dorff, David J.	Senior Vice President, PIMCO.

Dorrian, Peter G.	Senior Vice President, PIMCO. Formerly Managing Director, Financial Consulting Svcs Pty, LTD.

Dorsten, Matthew P.	Vice President, PIMCO.

Dugan, Travis J.	Vice President, PIMCO.

Durham, Jennifer E.	Senior Vice President, PIMCO and Chief Compliance Officer, PIMCO Funds and PIMCO Variable Insurance Trust.

Dutta, Manish	Vice President, PIMCO.

Edler, Vernon	Vice President, PIMCO.

Edwards, Ben M.	Vice President, PIMCO.

Eedes, Linda	Vice President, PIMCO.

El-Erian, Mohamed A.	Managing Director and Chief Executive Officer PIMCO. Senior Vice President, the Trust and PIMCO Variable Insurance Trust. Formerly President and CEO of Harvard Management Co.

Ellis, Edward L.	Vice President, PIMCO.

Eltz, Antoinette	Vice President, PIMCO and PIMCO Europe Limited.

Emons, Ben	Senior Vice President, PIMCO. Formerly Vice President/Portfolio Manager, Nuveen Investments LLC

England, Jason S.	Vice President, PIMCO.

Estep, Bret W.	Vice President, PIMCO.

Evans, Stefanie D.	Vice President, PIMCO.

Fan, Derek Chung L.	Vice President, PIMCO.

Feeny, Martin E.	Vice President, PIMCO.

Fejdasz, Melissa A.	Vice President, PIMCO.

Ferber, Steven E.	Senior Vice President, PIMCO. Formerly Executive Vice President, AST Capital Trust Company of Delaware.

Fields, Robert A.	Senior Vice President, PIMCO.

Finkenzeller, Thomas	Vice President, PIMCO.

Fisher III, David N.	Executive Vice President, PIMCO. Formerly Managing Director, Halbis Capital Management.

Fisher, Marcellus M.	Senior Vice President, PIMCO.

Name	Business and Other Connections

Flattum, David C.	Managing Director, General Counsel, PIMCO. Chief Legal Officer, the Trust and PIMCO Variable Insurance Trust. Formerly Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Foong, Hock Meng	Executive Vice President, PIMCO. Formerly Managing Director, Bank Pictet & CHE (Asia) Ltd.

Forsyth, Andrew C.	Vice President, PIMCO. Formerly Regional Director, Russell Investment Group.

Fournier, Joseph A.	Senior Vice President, PIMCO.

Fowler, Ellen	Vice President, PIMCO.

Foxall, Julian	Senior Vice President, PIMCO.

Frisch, Ursula T.	Senior Vice President, PIMCO.

Fuhrmann, Dorothy J.	Executive Vice President, PIMCO. Formerly Managing Director, Lehman Brothers International.

Fulford III, Richard F.	Executive Vice President, PIMCO.

Furusho, Hiroaki	Vice President, PIMCO.

Galli, Leandro J.	Vice President, PIMCO.

Gandolfi, Alessandro	Senior Vice President, PIMCO. Formerly Director, Sanpaolo IMI Group.

Garbuzov, Yuri P.	Senior Vice President, PIMCO.

Garnett, Andrew	Vice President, PIMCO. Formerly Director, UBS Global Asset Management (UK) Limited.

Getter, Christopher T.	Senior Vice President, PIMCO. Formerly Emerging Market Debt Research Analyst, Fidelity Management & Research Co.

Ghosh, Sharad	Vice President, PIMCO.

Gibson, Thomas C.	Vice President, PIMCO.

Gingrich, Robert M.	Vice President, PIMCO.

Giurlani, Gian Luca	Senior Vice President, PIMCO. Formerly Managing Director, Crosby Forsyth.

Gleason, G. Steven	Executive Vice President, PIMCO.

Gomez, Michael A.	Executive Vice President, PIMCO.

Gould, Linda J.	Vice President, PIMCO.

Grabar, Gregory S.	Senior Vice President, PIMCO.

Grady, Myrrha H.	Vice President, PIMCO.

Grandy, Stuart T.	Senior Vice President, PIMCO. Formerly Vice President & Managing Director, MFC Global Investment Management

Graves, Zoya S.	Vice President, PIMCO.

Greer, Robert J.	Executive Vice President, PIMCO.

Griffiths, John	Senior Vice President, PIMCO. Formerly Head of Pension Fund Development, Santander Global Banking & Markets.

Gross, Jared B.	Senior Vice President, PIMCO. Formerly Senior Vice President, Lehman Brothers.

Gross, William H.	Managing Director, Chief Investment Officer and Executive Committee Member, PIMCO. Director and Vice President, StocksPLUS Management, Inc. Senior Vice President of the Trust and PIMCO Variable Insurance Trust.

Name	Business and Other Connections

Gruben, Kristin L.	Vice President, PIMCO.

Grzesik, Marco	Vice President, PIMCO.

Gu, Haidi	Vice President, PIMCO. Formerly Assistant Vice President/Quantitative Analyst, Highland Financial Holdings Group, LLC.

Gupta, Sachin	Senior Vice President, PIMCO.

Gupta, Shailesh	Senior Vice President, PIMCO.

Haaf, Tim	Vice President, PIMCO.

Hagmeier, William Robert	Vice President, PIMCO. Formerly Vice President, Advantus Capital Management.

Hally, Gordon C.	Executive Vice President, PIMCO.

Hardaway, John P.	Executive Vice President, PIMCO. Vice President, StocksPLUS Management, Inc. Treasurer, the Trust, PIMCO Funds and PIMCO Variable Insurance Trust.

Harris, Brent Richard	Managing Director and Executive Committee Member, PIMCO. Director and Vice President, StocksPLUS Management, Inc. Trustee and Chairman of the Trust, and PIMCO Variable Insurance Trust and PIMCO Funds. President, the Trust, the Trust and PIMCO Variable Insurance Trust. Director, PIMCO Luxembourg S.A. and PIMCO Luxembourg II.

Harumi, Kazunori	Executive Vice President, PIMCO.

Hasegawa, Tamotsu	Senior Vice President, PIMCO. Formerly Product Manager, BlackRock Japan Co., Ltd.

Hastings, Arthur J.	Senior Vice President, PIMCO.

Hauschild, Matthew R.	Vice President, PIMCO.

Hayes, Ray C.	Senior Vice President, PIMCO.

Heimann, Ilan	Senior Vice President, PIMCO.

Helsing, Jeffrey	Senior Vice President, PIMCO.

Heravi, Kaveh C.	Vice President, PIMCO.

Herlan, Hans Joerg	Vice President, PIMCO.

Hockswender, Thomas R.	Vice President, PIMCO. Formerly Executive Director, JP Morgan.

Hodge, Douglas M.	Managing Director, PIMCO.

Hofmann, Richard P.E.	Senior Vice President, PIMCO. Formerly Analyst, Creditsights, Inc.

Holden, Brent L.	Managing Director, PIMCO.

Holloway Jr., Dwight F.	Executive Vice President, PIMCO.

Horne, Jonathan L.	Vice President, PIMCO.

Name	Business and Other Connections

Hsiang, Hwa-Ming	Vice President, PIMCO.

Hu, Gang	Senior Vice President, PIMCO. Formerly Director, Deutsche Bank.

Huerta, Maryam	Vice President, PIMCO.

Hughes, Mark Alan	Senior Vice President, PIMCO. Formerly Financial Analyst, W.R. Huff Asset Mgmt.

Hyman, Daniel Herbert	Senior Vice President, PIMCO. Formerly Vice President, Credit Suisse.

Ing, Terrence	Vice President, PIMCO. Formerly Senior Research Analyst, Wells Fargo Securities Investment Group.

Ivascyn, Daniel J.	Managing Director, PIMCO.

Jacobs, Brian H.	Vice President, PIMCO.

Jacobs IV, Lew W.	Managing Director, PIMCO.

Jann, Juergen	Senior Vice President, PIMCO.

Jelenz King, Silvia	Vice President, PIMCO.

Johnson, Eric D.	Vice President, PIMCO. Formerly Director of Mutual Funds, Wasatch Advisors.

Johnson, Kelly	Vice President, PIMCO.

Johnson, Nicholas, J.	Senior Vice President, PIMCO.

Jones, Jeff	Vice President, PIMCO. Vice President StocksPLUS Management, Inc. Formerly Head of Leadership Assessment & Development Group, HSBC Holding PLC.

Jones, Steven L.	Vice President, PIMCO.

Jordan, Daniel V.	Vice President, PIMCO.

Kakuchi, Tadashi	Vice President, PIMCO.

Kam, Damien J.	Vice President, PIMCO.

Karpov, Natalie	Vice President, PIMCO.

Katz, Ulrich	Senior Vice President, PIMCO.

Kavafyan, Constance	Vice President, PIMCO. Formerly Executive Director, Morgan Stanley.

Keck, Andreas	Senior Vice President, PIMCO.

Kellerhals, Philipp	Vice President, PIMCO.

Kelly, Benjamin Marcus	Vice President, PIMCO.

Kersman, Alec	Vice President, PIMCO.

Kezelman, Jason M.	Vice President, PIMCO.

Kiesel, Mark R.	Executive Vice President, PIMCO.

Kim, Aaron	Vice President, PIMCO. Formerly, Executive Director and Counsel, JPMorgan Chase Bank N.A.

Kim, Lisa	Vice President, PIMCO.

Name	Business and Other Connections

King Jr., John Stephen	Senior Vice President, PIMCO. Vice President, Senior Counsel, and Secretary, the Trust and PIMCO Variable Insurance Trust.

King, Stephanie Lorraine	Executive Vice President, PIMCO.

Kingston, Rafer A.	Vice President, PIMCO.

Kirkbaumer, Steven P.	Senior Vice President, PIMCO.

Kirkowski, John J.	Vice President, PIMCO.

Kishimoto, Yayoi	Vice President, PIMCO.

Komatsu, Mitsuaki	Senior Vice President, PIMCO.

Korinke, Kimberley Grace	Vice President, PIMCO.

Korinke, Ryan P.	Vice President, PIMCO.

Kressin, Thomas	Senior Vice President, PIMCO.

Kuhner, Kevin D.	Senior Vice President, PIMCO.

Kumar, Mukund	Vice President, PIMCO.

Lackey, Warren M.	Senior Vice President, PIMCO.

Lang, Eddie	Vice President, PIMCO.

Larsen, Henrik P.	Senior Vice President, PIMCO. Vice President, the Trust and PIMCO Variable Insurance Trust.

LeBrun Jr., Richard R.	Vice President, PIMCO. Assistant Secretary, StocksPLUS Management, Inc. Formerly Associate, Ropes & Gray, LLP.

Lee, Alvin Lip Sin	Vice President, PIMCO.

Lee, Robert Ru-Bor	Vice President, PIMCO.

Lehavi, Yanay	Senior Vice President, PIMCO.

Leong, Chon-Ian	Vice President, PIMCO.

Leong, Foong C.	Vice President, PIMCO.

Lettich, Bruno J.	Executive Vice President, PIMCO. Former Managing Director, Merrill Lynch & Co.

Li, Ji	Senior Vice President, PIMCO. Formerly, Vice President, Goldman Sachs.

Li, Li	Vice President, PIMCO.

Lian, Chia Liang	Vice President, PIMCO. Formerly Vice President, JP Morgan Chase Bank.

Lilly III, Frederick V.	Vice President, PIMCO. Formerly Vice President, Portfolio Manager, The Bank of New York.

Linder, Astrid	Vice President, PIMCO.

Linke, Gordon F.	Senior Vice President, PIMCO. Formerly Strategic Account Manager, Barclays Global Investors.

Liwski, Michael V.	Vice President, PIMCO.

Lofdahl, Christopher F.	Vice President, PIMCO.

Loh, Cynthia E. Yue-Ling	Vice President, PIMCO.

Name	Business and Other Connections

Loh, John J.	Vice President, PIMCO.

Long, Hui	Vice President, PIMCO. Formerly Vice President Countrywide Financial Corp.

Lopez, Joy L.	Vice President, PIMCO.

Lopez, Rafael A.	Senior Vice President, PIMCO. Formerly Vice President, State Street.

Loriferne, Matthieu H. F.	Vice President, PIMCO.

Louanges, Matthieu	Executive Vice President, PIMCO.

Love, David B.	Vice President, PIMCO. Formerly Director, Treesdale Partners, LLC.

Lowe, Erika Hayflick	Vice President, PIMCO. Formerly Vice President, JP Morgan.

Lown, David C.	Managing Director, PIMCO.

Ludwig, Steven	Senior Vice President, PIMCO. Formerly Director, Pershing LLC.

Mak, Richard	Senior Vice President, PIMCO.

Mandy, Alain	Vice President, PIMCO. Formerly Audit Senior Manager/Director, PricewaterhouseCoopers.

Manseau, Chantal Marie-Helene	Vice President, PIMCO.

Martel, Rene	Vice President, PIMCO.

Martin, Scott W.	Senior Vice President, PIMCO.

Martini, Nadege	Vice President, PIMCO.

Masanao, Tomoya	Executive Vice President, PIMCO.

Mather, Scott A.	Managing Director, PIMCO.

Mayershofer, Veronika	Vice President, PIMCO.

Mazzocchi, Bettina E.	Vice President, PIMCO. Formerly Vice President, Morgan Stanley.

McCann, Patrick Murphy	Vice President, PIMCO.

McCray, Mark V.	Managing Director, PIMCO.

McCulley, Paul A.	Managing Director, PIMCO.

McDevitt, Joseph V.	Managing Director, PIMCO. Director and Chief Executive Officer, PIMCO Europe Limited. Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited.

Mead, Robert	Executive Vice President, PIMCO.

Meggers, Julie Ann	Senior Vice President, PIMCO.

Merz, Frederic	Vice President, PIMCO.

Metsch, Mark E.	Vice President, PIMCO.

Mewbourne, Curtis A.	Managing Director, PIMCO.

Meyn, Cynthia L.	Senior Vice President, PIMCO. Formerly Managing Director, Morgan Stanley.

Micali, Carlo	Vice President, PIMCO. Formerly Financial Analyst, Perlinski & Co.

Mierau, Kristion T.	Vice President, PIMCO.

Mieth, Roland	Vice President, PIMCO. Formerly Emerging Markets Marketer / Structure, JP Morgan.

Miller Jr., Kendall P.	Senior Vice President, PIMCO.

Name	Business and Other Connections

Miller, John M.	Executive Vice President, PIMCO.

Millimet, Scott A.	Executive Vice President, PIMCO.

Milo, Davida J.	Senior Vice President, PIMCO.

Minaki, Haruki	Executive Vice President, PIMCO. Formerly Vice President, JP Morgan Partners.

Mitchell, Gail	Senior Vice President, PIMCO.

Mittal, Mohit	Vice President, PIMCO.

Moeljanto, Lanny H.	Vice President, PIMCO.

Mogelof, Eric J.	Senior Vice President, PIMCO.

Molloy, Carol	Vice President, PIMCO. Formerly Consultant, Fidelity International.

Monson, Kristen S.	Executive Vice President, PIMCO.

Moore, James F.	Executive Vice President, PIMCO.

Morena, Robert	Senior Vice President, PIMCO. Formerly Managing Director, JPMorgan Asset Management.

Morrison, John E.	Vice President, PIMCO.

Moyer, Stephen G.	Senior Vice President, PIMCO. Formerly Director, Tennenbaum Capital Partners, LLC.

Muehlethaler, Jeffrey Charles	Vice President, PIMCO. Formerly Vice President, Deutsche Bank.

Mukherji, Raja	Senior Vice President, PIMCO. Formerly Senior Research Analyst, Chatham Asset Management.

Mulcahy, Matthew J.	Vice President, PIMCO.

Murano, Yuko	Vice President, PIMCO.

Murata, Alfred T.	Senior Vice President, PIMCO.

Nabors, Robin	Vice President, PIMCO.

Nambimadom, Ramakrishnan S.	Senior Vice President, PIMCO.

Nest, Matthew J.	Vice President, PIMCO.

Ng, Albert K.	Vice President, PIMCO.

Nguyen, Tommy D.	Vice President, PIMCO.

Nicholls, Steven B.	Senior Vice President, PIMCO.

Nieves, Roger O.	Senior Vice President, PIMCO.

Nojima, Sachiko	Vice President, PIMCO.

Norris, John F.	Vice President, PIMCO.

Nunziata, Cristina	Vice President, PIMCO.

O’Connell, Gillian	Senior Vice President, PIMCO.

Name	Business and Other Connections

Okamura, Shigeki	Senior Vice President, PIMCO.

Okuma, Sachiko	Vice President, PIMCO.

Okun, Eric A.	Senior Vice President, PIMCO.

Olazabal, Joshua A.	Vice President, PIMCO. Formerly Consultant, McKinsey & Co.

Oliva, Jennifer L.	Vice President, PIMCO.

Ollenburger, Loren P.	Vice President, PIMCO.

Ong, Arthur Y.D.	Executive Vice President, PIMCO. Secretary, StocksPLUS Management, Inc.

Ongaro, Douglas J.	Executive Vice President, PIMCO.

Osborne, Simon Timothy	Vice President, PIMCO.

Osses, Guillermo Ariel	Senior Vice President, PIMCO. Formerly Director, Barclays Capital.

Otterbein, Marie S.	Vice President, PIMCO.

Otterbein, Thomas J.	Managing Director, PIMCO.

Ozeki, Koyo	Executive Vice President, PIMCO. Formerly Senior Advisor, Nomura Securities.

Padmanabhan, Lalantika	Vice President, PIMCO.

Pagani, Lorenzo P.	Senior Vice President, PIMCO.

Parikh, Bijaly	Vice President, PIMCO.

Parikh, Saumil H.	Executive Vice President, PIMCO.

Park, Jung	Executive Vice President, PIMCO. Formerly Senior Managing Director, Bear Stearns Asia Limited.

Paulson, Bradley W.	Executive Vice President, PIMCO.

Pejavar, Sheila M.	Vice President, PIMCO.

Perez, Iohan	Vice President, PIMCO.

Perez, Keith	Senior Vice President, PIMCO.

Philipp, Elizabeth M.	Executive Vice President, PIMCO.

Phillipson, Daniel	Vice President, PIMCO.

Pimentel, Rudolph	Senior Vice President, PIMCO.

Pittman, David J.	Senior Vice President, PIMCO.

Pont, Nicholas J.	Vice President, PIMCO.

Porterfield, Mark J.	Executive Vice President, PIMCO.

Posch, Brigitte	Executive Vice President, PIMCO. Formerly Managing Director, Deutsche Bank.

Pothalingam, Ketishwaran S.	Senior Vice President, PIMCO. Formerly Credit Fund Manager, Threadneedle Asset Management.

Potthof, Axel	Senior Vice President, PIMCO.

Powers, William C.	Managing Director, PIMCO.

Pricer, Jesse L.	Vice President, PIMCO.

Putnicki, Matthew S.	Vice President, PIMCO.

Putyatin, Vladyslav	Senior Vice President, PIMCO. Formerly Director, Deutsche Bank AG.

Qiao, Yi	Vice President, PIMCO.

Qiu, Ying	Vice President, PIMCO. Formerly, Portfolio Manager, ING Investment Management.

Qu, Wendong	Senior Vice President, PIMCO.

Rahari, Pierre-Yves	Vice President, PIMCO. Formerly Senior Associate, Morgan Stanley Investment Management (Luxembourg).

Rahmin, Lupin	Vice President, PIMCO. Formerly Division Chief, Policy Development and Review.

Ratner, Joshua D.	Vice President, PIMCO. Assistant Secretary, the Trust and PIMCO Variable Insurance Trust. Formerly Associate, Skadden, Arps, Slate, Meagher & Flom LLP.

Name	Business and Other Connections

Ravano, Emanuele	Managing Director, PIMCO.

Reimer, Danelle J.	Vice President, PIMCO.

Reimer, Ronald M.	Senior Vice President, PIMCO.

Reisz, Paul W.	Senior Vice President, PIMCO.

Repoulis, Yiannis	Senior Vice President, PIMCO.

Rice, Thomas Edmund	Senior Vice President, PIMCO.

Riendeau, Kevin	Vice President, PIMCO. Formerly Vice President, Morgan Stanley.

Rodosky, Stephen A.	Executive Vice President, PIMCO.

Rogers, William A.	Vice President, PIMCO.

Rollins, Melody	Senior Vice President, PIMCO.

Romano, Mark A.	Senior Vice President, PIMCO.

Rowe, Cathy T.	Vice President, PIMCO.

Rudolph, Lynn	Vice President, PIMCO. Formerly Head of Human Resources, ING.

Ruthen, Seth R.	Executive Vice President, PIMCO.

Sakane, Yoshiyuki	Vice President, PIMCO.

Salastekar, Deepa A.	Vice President, PIMCO. Formerly Managing Director, Bear, Stearns & Co., Inc.

Sargent, Jeffrey M.	Executive Vice President, PIMCO, Senior Vice President of the Trust and PIMCO Variable Insurance Trust.

Schaus, Stacy Leigh	Senior Vice President, PIMCO. Formerly Principal, Hewitt Associates.

Schneider, Jerome M.	Executive Vice President, PIMCO. Formerly Senior Managing Director, Bear, Stearns & Co., Inc.

Schuetz, Patricia Ann	Vice President, PIMCO. Formerly Director, Credit Suisse Asset Management.

Schulist, Stephen O.	Senior Vice President, PIMCO.

Schultes, Adrian O.	Vice President, PIMCO. Formerly Regional Director, Ibbotson Associates.

Name	Business and Other Connections

Schwab, Gerlinde	Vice President, PIMCO.

Schwab, Stephen D.	Vice President, PIMCO. Formerly Vice President, Fidelity Investments

Schwetz, Myckola	Vice President, PIMCO.

Scibisz, Iwona E.	Vice President, PIMCO.

Scott, Brad Charles	Senior Vice President, PIMCO. Formerly Executive Director, JPMorgan.

Scorah, Ian	Vice President, PIMCO. Formerly Senior Investment Lawyer, Morley Fund Management Limited.

Sejima, Toru	Vice President, PIMCO.

Seksaria, Rahul M.	Vice President, PIMCO.

Senne, Verena	Senior Vice President, PIMCO.

Serafino Jr., George P.	Vice President, PIMCO.

Sesay, Therenah	Vice President, PIMCO.

Shah, Sapna K.	Vice President, PIMCO.

Shaw, Matthew D.	Vice President, PIMCO.

Sheehy, Erica H.	Vice President, PIMCO.

Shepherd, Julie M.	Vice President, PIMCO.

Shiroyama, Taro	Vice President, PIMCO.

Short, Jonathan D.	Executive Vice President, PIMCO. Formerly Senior Vice President, Putnam Investments.

Simon, W. Scott	Managing Director, PIMCO.

Singal, Alka	Vice President, PIMCO.

Skobtsov, Ivan	Senior Vice President, PIMCO.

Smith, Kenton Todd	Senior Vice President, PIMCO. Formerly Vice President, First Horizon.

Somersan-Coqui, Aylin	Vice President, PIMCO.

Sonner, Michael	Senior Vice President, PIMCO.

Soto, Alyssa Michele	Vice President, PIMCO.

Spajic, Luke	Senior Vice President, PIMCO. Formerly Proprietary Trader, Goldman Sachs.

Spalding, Scott M.	Senior Vice President, PIMCO.

Spandri, Tobias	Vice President, PIMCO.

Spicijaric, Jennifer N.	Vice President, PIMCO.

Springer, Jeffrey	Senior Vice President, PIMCO.

Stack, Candice E.	Vice President, PIMCO.

Staub, Christian M.

Stauffer, Christina	Vice President, PIMCO.

Steele, Scott Patrick	Senior Vice President, PIMCO. Formerly Chief Investment Officer, BMO Mutual Funds.

Stracke, Thibault C.	Executive Vice President, PIMCO. Formerly Senior Credit Strategist, CreditSights.

Strauch, Joel Edward	Senior Vice President, PIMCO.

Stravato, Richard	Vice President, PIMCO.

Streiff, Thomas F.	Executive Vice President, PIMCO. Formerly Managing Director, UBS Investment Bank.

Name	Business and Other Connections

Strelow, Peter G.	Executive Vice President, PIMCO.

Struc, Alexandru	Vice President, PIMCO.

Sun, Hao	Vice President, PIMCO. Formerly Director, ING Bank, Hong Kong.

Suo, Yuanyuan	Vice President, PIMCO. Formerly Portfolio Manager/Strategist, An Equity Market Neutral Hedge Fund.

Suskind, Donald W.	Vice President, PIMCO. Chief Financial Officer, StocksPLUS Management Inc.

Taborsky, Mark A.	Executive Vice President, PIMCO. Formerly Managing Director of External Management, Harvard Management Company.

Takano, Makoto	Managing Director, PIMCO.

Takeuchi, Ichiro	Vice President, PIMCO.

Takizuka, Hikaru	Vice President, PIMCO.

Tam, Joe	Vice President, PIMCO.

Tamura, Mairo	Vice President, PIMCO. Formerly Manager, AIG Japan Capital Investment Co., Ltd.

Tarman, Daniel	Executive Vice President, PIMCO.

Telish, Christine M.	Vice President, PIMCO.

Terry, Michael A.	Vice President, PIMCO. Formerly Vice President, Morgan Stanley.

Tersin, Dominique	Vice President, PIMCO.

Theodore, Kyle J.	Senior Vice President, PIMCO.

Thompson, Michael Frazier	Senior Vice President, PIMCO. Formerly Client Service Executive, WAMCO.

Thompson, William S.	Chief Executive Officer, Managing Director and Executive Committee Member, PIMCO. Director and President, StocksPLUS Management, Inc. Senior Vice President, the Trust and PIMCO Variable Insurance Trust.

Thurston, Powell C.	Senior Vice President, PIMCO.

To, Steven P.	Vice President, PIMCO.

Toloui-Tehrani, Ramin	Executive Vice President, PIMCO. Formerly Director, Office of the Western Hemisphere, U.S. Department of Treasury.

Tomlinson, Brian	Vice President, PIMCO.

Tournier, Eve	Executive Vice President, PIMCO. Formerly Managing Director, Deutsche Bank AG.

Traber, Eva-Maria	Executive Vice President, PIMCO.

Tran, Loc K.	Vice President, PIMCO.

Tredwell, Alonzo S.	Vice President, PIMCO.

Trevithick, Natalie	Senior Vice President, PIMCO. Formerly Credit Trader, Barclays Capital.

Trovato, Michael J.	Vice President, PIMCO.

Tsubota, Shiro	Senior Vice President, PIMCO. Formerly Head of Asset Mgmt Advisory, Deutsche Securities Ltd, Tokyo.

Tyson, Richard E.	Executive Vice President, PIMCO.

Tzemach, Y. Gayle	Vice President, PIMCO.

Upadhyay, Nishant	Vice President, PIMCO.

Name	Business and Other Connections

Vallarta-Jordal, Maria-Theresa F.	Senior Vice President, PIMCO.

Vames, Steven	Vice President, PIMCO.

van Akkeren, Marco	Senior Vice President, PIMCO. Formerly Vice President, Goldman Sachs & Co.

van Bezooijen, Jeroen	Senior Vice President, PIMCO. Formerly Executive Director, Goldman Sachs.

van De Zilver, Peter A.	Vice President, PIMCO.

van Heel, Marc	Executive Vice President, PIMCO.

van Zoelen, Henk Jan	Senior Vice President, PIMCO. Formerly Investment Consultant, Watson Wyatt.

Veit, Konstantin	Vice President, PIMCO.

Velasco, Christine Ann	Vice President, PIMCO.

Velicer, Erik A.	Vice President, PIMCO.

Viana, David	Senior Vice President, PIMCO.

von der Linden, Greg	Vice President, PIMCO. Formerly Senior Vice President, Bank of America.

Wada, Hiromi	Senior Vice President, PIMCO. Formerly Vice President, Cititrust & Banking Corporation.

Walenbergh, Mark	Vice President, PIMCO.

Walker, Trent W.	Senior Vice President, PIMCO and Assistant Treasurer PIMCO Funds and PIMCO Variable Insurance Trust. Formerly Senior Manager, Pricewaterhouse Coopers.

Walsh, Lauren R.	Vice President, PIMCO.

Walther, Kasten	Vice President, PIMCO.

Ward, Jim	Executive Vice President, PIMCO.

Warner IV, Hansford B.	Vice President, PIMCO.

Watchorn, Michael	Senior Vice President, PIMCO. Formerly Managing Director, Oaktree Capital Management/Trust Company of the West.

Watford, Charles	Vice President, PIMCO.

Weil, Richard M.	Managing Director, PIMCO. Trustee of the Trust, PIMCO Variable Insurance Trust, and PIMCO ETF Trust.

Weinberger, Michele Deborah	Vice President, PIMCO. Formerly Vice President, Goldman Sachs Asset Mgmt.

Wendler IV, Paul F.	Vice President, PIMCO.

Werber, Keith A.	Vice President, PIMCO. Formerly Vice President, Countrywide Securities Corporation.

White, Timothy C.	Senior Vice President, PIMCO.

Whitewolf, Lance E.	Vice President, PIMCO.

Whitton, Bransby M.	Senior Vice President, PIMCO.

Wild, Christian	Senior Vice President, PIMCO.

Wildermuth, Paul T.	Vice President, PIMCO.

Name	Business and Other Connections

Williams III, Charles A	Vice President, PIMCO.

Williams, Jason A.	Vice President, PIMCO.

Wilner, Mitchell W.	Senior Vice President, PIMCO. Formerly Director/Senior Trader, Mason Street Advisors, LLC.

Wilson, John F.	Executive Vice President, PIMCO.

Wilson, Susan L.	Executive Vice President, PIMCO.

Winters, Kevin M.	Vice President, PIMCO.

Witt, Frank	Senior Vice President, PIMCO.

Wittkop, Andrew T.	Vice President, PIMCO.

Wolf, Greggory S.	Vice President, PIMCO.

Wong, Tammy Nguyen	Vice President, PIMCO.

Wood, George H.	Executive Vice President, PIMCO.

Worah, Mihir P.	Managing Director, PIMCO.

Xu, Jianghua	Vice President, PIMCO.

Yamamoto, Shinichi	Senior Vice President, PIMCO.

Yang, Jing	Vice President, PIMCO. Formerly Structurer, Morgan Stanley.

Yasnov, Vadim I.	Vice President, PIMCO.

Yildiz, Sadettin	Vice President, PIMCO.

Yip, Jonathon	Vice President, PIMCO.

Yoon, Kenneth G.	Vice President, PIMCO.

Young, Robert O.	Executive Vice President, PIMCO. Formerly Managing Director, Global Capital Markets.

Yu, Anna W.	Vice President, PIMCO.

Yu, Cheng-Yuan	Executive Vice President, PIMCO.

Yu, Walter	Vice President, PIMCO.

Zerner, Mary	Vice President, PIMCO. Formerly Senior Vice President, Lazard Asset Management Limited - London.

Zhang, Ji Sheng	Vice President, PIMCO.

Zhu, Changhong	Managing Director, PIMCO.

The address of PIMCO is 840 Newport Center Drive, Newport Beach, CA 92660.

The address of Allianz Global Investors of America L.P. is 680 Newport Center Drive, Newport Beach, CA 92660.

The address of Allianz Global Investors Distributors LLC is 1345 Avenue of the Americas, New York, New York, 10105.

The address of PS Business Parks, Inc. is 701 Western Avenue, Glendale, CA 91201.

The directors and officers of Research Affiliates LLC (“Research Affiliates”) and their business and other connections are as follows:

Name	Business and Other Connections
Arnott, Robert D.	Founder, Chairman, Chief Executive Officer, Research Affiliates, LLC.

Harkins, Daniel M	Associate Director, Investment Operations, Research Affiliates, LLC

Hennessy, David	Managing Director, Marketing, Research Affiliates, LLC

Hsu, Jason	Managing Director, Chief Investment Officer, Research Affiliates, LLC

Nesbit, Janine	Managing Director, Chief Legal Officer and Chief Compliance Officer, Research Affiliates, LLC

Larsen, Michael	Associate Director., Affiliate Relations, Research Affiliates, LLC

Li, Feifei	Director, Research, Research Affiliates, LLC

Sherrerd, Katy	Managing Director, Chief Operating Officer, Research Affiliates, LLC

West, John	Director, Marketing & Client Services, Research Affiliates, LLC
The address of Research Affiliates, LLC is 620 Newport Center Drive, Newport Beach, California, 92660.

Item 27.	Principal Underwriters

(a)	Allianz Global Investors Distributors LLC (the “Distributor”) serves as Distributor of Shares of the Trust. The Distributor also acts as the principal underwriter for the Allianz Funds. The Distributor is an indirect subsidiary of Allianz Global Investors of America L.P.

(b)

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices with Registrant
Aarts, Erik M.	Managing Director	None

Albanese, Isabella	Vice President	None

Anders, Michael L.	Vice President	None

Aronovitz, Jill L.	Vice President	None

Aymond, Colin C.	Senior Vice President	None

Bechor, David	Vice President	None

Berge, Wendy	Senior Vice President	None

Biggers, Clark H.	Vice President	None

Brannan, Mike	Senior Vice President	None

Brennan, Deborah P.	Vice President, Compliance Officer	None

Brenes, Jennifer Ann	Vice President	None

Brown, Matt	Senior Vice President	None

Bruce, Fred	Senior Vice President	None

Bulman, Bryce B.	Senior Vice President	None

Burke, Martin	Senior Vice President	None

Callinan, Richard E.	Senior Vice President	None

Cardillo, John T.	Vice President	None

Carroll, Catherine M.	Vice President	None

Caroll, John	Managing Director	None

Casenhiser, Christopher A.	Senior Vice President	None

Chnatwal, Inderjits	Vice President	None

Chung, Alice W.	Vice President	None

Clark, Kevin	Vice President	None

Colombo, Cindy	Vice President	None

Conlon, Rosemary T.	Vice President	None

Cotten, Lesley	Vice President, Senior Copywriter	None

Cox, Ira W.	Senior Vice President	None

Dane, Stephen J.	Senior Vice President	None

Davidson, Kellie E.	Assistant Secretary	None

DeBlasio, Kerry M.	Vice President	None

DeCicco, Lucianne	Vice President	None

DeNicolo, Paul	Senior Vice President	None

Dewar Neil I.	Senior Vice President	None

Dieterle, Sean W.	Vice President	None

Dietrich, Marc R.	Vice President	None

Deitsch, Chaya S.	Vice President	None

Douvogiannis, Martha	Vice President	None

Downing, Eric D.	Senior Vice President	None

Eleccion Joseph F.	Vice President	None

Ellis, Michelle N.	Vice President	None

Farrell, James C.	Vice President	None

Fessel, Jonathan P.	Senior Vice President	None

Francis, Christopher D.	Vice President	None

Frank, Megan L.	Vice President	None

Frederick, David G.	Vice President	None

Gaffrey, Brian J.	Managing Director and Chief Executive Officer	None

Gallagher, Michael J.	Senior Vice President	None

Galsim, Linda Shuen	Vice President	None

Georgiou, Patrice	Vice President	None

Gengo, Joseph	Senior Vice President	None

Gibbons, Michaela A.	Senior Vice President	None

Gray, Ronald H.	Senior Vice President	None

Hally, Dan	Senior Vice President	None

Hammond, Ned	Senior Vice President	None

Harrington, John	Vice President	None

Harry, Seon L.	Vice President	None

Hart, Jonathan C.	Senior Vice President	None

Hartnett, James T.	Vice President	None

Healey, William V.	Executive Vice President, Chief Legal Officer, Secretary	None

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices with Registrant

Higgins, Timothy J.	Senior Vice President	None

Hoffmann, Christopher	Executive Vice President	None

Hooper, Kristina	Executive Vice President	None

Horan, Christopher	Senior Vice President	None

Howell, Steve	Vice President	None

Hui, Renee W.	Vice President	None

Hussey, John B.	Senior Vice President	None

Ip, Eileen	Vice President	None

Jettelson, Teresa	Vice President	None

Jobson, David B.	Executive Vice President	None

Kanode, Dustin	Vice President	None

Kervabon, Rose	Vice President	None

Kirk, Richard	Senior Vice President, Associate General Counsel	None

Klawitter, Patricia	Vice President	None

Klepacki, Jeffrey G.	Senior Vice President	None

Knaus, Bryan M.	Vice President	None

Knauss, Michael J.	Senior Vice President	None

Kobata, Matthew T.	Senior Vice President	None

Koth, Matthew A.	Vice President	None

Kravetzky, Leslie S.	Senior Vice President	None

Laut, Stephen	Senior Vice President	None

Leahy O’Connor, Brooke	Senior Vice President	None

Lewis, Robert J.	Senior Vice President	None

Lynch, William E.	Senior Vice President, Divisional Sales Manager	None

Lyons, James F.	Senior Vice President	None

Maag, Troy C.	Vice President	None

Macey, James D.	Vice President	None

Maher, John	Vice President	None

Maloney, Andy	Senior Vice President	None

Maher, Sean P.	Vice President	None

Martin, Colleen	Chief Financial Officer, Financial Operations Principal, Senior Vice President and Controller	None

Matos, Gabriel	Vice President	None

McAdams, Ann	Senior Vice President	None

McCarthy, Peter J.	Senior Vice President	None

McGeever, Kimberly	Vice President	None

McMenamin, Joseph T.	Senior Vice President	None

Meyer, Wayne	Senior Vice President	None

Meyers, Andrew J.	Managing Director, Chief Operating Officer	None

Minnix, Joseph P.	Vice President	None

Misata, William A.	Vice President	None

Moxon, John G.	Vice President	None

Moyer, Fiora N.	Senior Vice President	None

Murphy, George	Senior Vice President	None

Murphy, Gregory J.	Senior Vice President	None

Murphy, Kerry A.	Senior Vice President	None

Neugebauer, Phil J.	Managing Director	None

Nguyen, Vinh T.	Senior Vice President, Treasurer	None

Nickodemus, Paul R.	Senior Vice President	None

Nishimi, Ryne A.	Senior Vice President	None

Nizzardo, Jeffrey P.	Vice President	None

Ohstrom, Debra C.	Vice President	None

Orr, Kelly	Senior Vice President	None

Pearlman, Joffrey H.	Senior Vice President	None

Peluso, Ralph A.	Senior Vice President	None

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices with Registrant

Pisapia, Glynne	Senior Vice President	None

Plump, Steven B.	Executive Vice President	None

Poplarski, Greg H.	Vice President	None

Prendergast, Shivaun C.	Vice President	None

Prinstein, Peter M.	Vice President	None

Puntoriero, Michael J.	Managing Director	CFO

Quigley, Jennifer	Senior Vice President	None

Quirk, Joseph S.	Executive Vice President	None

Rheingold, Joni H.	Senior Vice President	None

Rial, Julie	Vice President	None

Riccio, Frank J.	Vice President	None

Ridolfo, Francis N.	Vice President	None

Rokose, Robert J.	Managing Director	None

Rose, Scott	Senior Vice President	None

Rosoff, Jay S.	Managing Director	None

Rotondi, John	Vice President, Chief Compliance Officer	None

Rudman, Stephen M.	Senior Vice President	None

Scanlan, Thomas H.	Senor Vice President	None

Schival, Timothy	Vice President	None

Shanley, Kevin M.	Senior Vice President	None

Siemon, Jr., Frank E.	Senior Vice President	None

Simutis, Christopher T.	Senior Vice President	None

Slattery, Peter L.	Senior Vice President	None

Small, Ernesto	Senior Vice President	None

Smith, Cathy	Executive Vice President	None

Smith Jr., Eugene M.	Senior Vice President	None

Smith, Jeffrey L.	Vice President	None

Smith, Marty	Senior Vice President	None

Sorenson, Linda M.	Senior Vice President	None

Stahl, Cathleen Meere	Senior Vice President	None

Stepanov, Vadim V.	Vice President	None

Stergiou, John J.	Vice President	None

Storlie Steven R.	Vice President	None

Straughn, Ruth A.	Senior Vice President	None

Taha, Raad J.	Vice President	None

Teceno, Fred	Senior Vice President	None

Thomas, Mark G.	Executive Vice President	None

Thomas, Jr., William H.	Managing Director	None

Thompson, Kathleen C.	Senior Vice President	None

Tiedemann Jr., Barrie L.	Senior Vice President	None

Toner, William T.	Senior Vice President	None

Triolo, Richard	Senior Vice President	None

Wagner, Keith C.	Managing Director	None

Warkow, Brenda C.	Senior Vice President	None

Weichbrodt, Austin A.	Vice President	None

Welker, Steve J.	Senior Vice President	None

Whitehouse, Scott	Senior Vice President	None

Willbrand, James Kevin	Vice President	None

Willett, Nick	Senior Vice President	None

Wilmot, Andrew J.	Managing Director	None

Wingate, Justin R.	Vice President	None

Wolf, Jenny M.	Vice President	None

Zamore, Neal A.	Senior Vice President	None

Zimmerman, Glen A.	Senior Vice President	None

*	The business address of all officers of the Distributor is 1345 Avenue of the Americas, 4th Floor, New York, NY 10105, or 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660.

Item 28. Location of Accounts and Records

The account books and other documents required to be maintained by Registrant pursuant to Section 22(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, California 92660, State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, Missouri 64105, Boston Financial Data Services - Midwest, 330 W. 9th Street, Kansas City, Missouri 64105 and Boston Financial Data Services, Inc., P.O. Box 8050, Boston, Massachusetts 02266-8050.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 161 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 161 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 29th day of July, 2009.

PIMCO FUNDS (Registrant)

By:
Brent R. Harris* President

*By:	/s/ ROBERT W. HELM
Robert W. Helm as attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	July 29, 2009

William J. Popejoy*	Trustee	July 29, 2009

Vern O. Curtis*	Trustee	July 29, 2009

E. Philip Cannon**	Trustee	July 29, 2009

J. Michael Hagan**	Trustee	July 29, 2009

Richard M. Weil***	Trustee	July 29, 2009

Ronald C. Parker****	Trustee	July 29, 2009

Brent R. Harris*	President (Principal Executive Officer)	July 29, 2009

John P. Hardaway*	Treasurer (Principal Financial and Accounting Officer)	July 29, 2009

*By:	/s/ ROBERT W. HELM
Robert W. Helm as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 36 to Registration Statement No. 33-12113 on July 11, 1997.

**	Pursuant to power of attorney filed with Post-Effective Amendment No. 54 to Registration Statement No. 33-12113 on May 18, 2000.

***	Pursuant to power of attorney filed with Post-Effective Amendment No. 153 to Registration Statement No. 33-12113 on April 13, 2009.

****	Pursuant to power of attorney filed with Post-Effective Amendment No. 160 to Registration Statement No. 33-12113 on July 29, 2009.